Schedule of VIE's Assets and Liabilities (Details)	12 Months Ended
Dec. 31, 2016 USD ($)
Variable Interest Entity Schedule Of Vie's Assets And Liabilities 1	$ 0
Variable Interest Entity Schedule Of Vie's Assets And Liabilities 2	13,272,186
Variable Interest Entity Schedule Of Vie's Assets And Liabilities 3	7,391,365
Variable Interest Entity Schedule Of Vie's Assets And Liabilities 4	27,860,566
Variable Interest Entity Schedule Of Vie's Assets And Liabilities 5	2,655,188
Variable Interest Entity Schedule Of Vie's Assets And Liabilities 6	2,930,365
Variable Interest Entity Schedule Of Vie's Assets And Liabilities 7	1,556,306
Variable Interest Entity Schedule Of Vie's Assets And Liabilities 8	2,431,599
Variable Interest Entity Schedule Of Vie's Assets And Liabilities 9	0
Variable Interest Entity Schedule Of Vie's Assets And Liabilities 10	0
Variable Interest Entity Schedule Of Vie's Assets And Liabilities 11	17,742,097
Variable Interest Entity Schedule Of Vie's Assets And Liabilities 12	41,439,773
Variable Interest Entity Schedule Of Vie's Assets And Liabilities 13	14,204,071
Variable Interest Entity Schedule Of Vie's Assets And Liabilities 14	28,347,903
Variable Interest Entity Schedule Of Vie's Assets And Liabilities 15	24,864,098
Variable Interest Entity Schedule Of Vie's Assets And Liabilities 16	42,249,136
Variable Interest Entity Schedule Of Vie's Assets And Liabilities 17	24,864,098
Variable Interest Entity Schedule Of Vie's Assets And Liabilities 18	42,249,136
Variable Interest Entity Schedule Of Vie's Assets And Liabilities 19	(7,122,001)
Variable Interest Entity Schedule Of Vie's Assets And Liabilities 20	$ (809,363)